REVERSE RECAPITALIZATION (Details) - shares		Oct. 10, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Company Shares outstanding on October 10, 2017			0	0	0
Subsequent Event [Member]
Shares, Outstanding, Beginning Balance		203,941,325
Effect of Exchange Ratio to convert RSI capital stock to Company Shares	[1]	48,826,158
Adjustment for fractional shares	[2]	(67)
Cashless exercise of Guarantee Warrant on closing date	[3]	42,556
Company Shares related to RSI issued at closing		48,868,647
Deemed issuance of shares to GPIA shareholders	[4]	9,712,149
Total Company Shares outstanding on October 10, 2017		58,580,796
Series A Preferred Stock [Member] | Subsequent Event [Member]
Shares, Outstanding, Beginning Balance	[5]	5,499,900
Series B Preferred Stock [Member] | Subsequent Event [Member]
Shares, Outstanding, Beginning Balance	[5]	38,545,560
Common Class A [Member] | Subsequent Event [Member]
Shares, Outstanding, Beginning Balance	[5]	529,329
Common Class B [Member] | Subsequent Event [Member]
Shares, Outstanding, Beginning Balance	[5]	102,925,500
Series C Preferred Stock [Member] | Subsequent Event [Member]
Shares, Outstanding, Beginning Balance	[5]	56,441,036

[1]	In accounting for the reverse recapitalization, RSI capital stock outstanding as of September 30, 2017 was converted to Company Shares based on the Exchange Ratio that resulted in the issuance of approximately 0.2394 Company Shares for each outstanding share of RSI capital stock
[2]	The total number of Company Shares issued to the former holders of RSI capital stock was net of fractional shares resulting from rounding down in the application of the Exchange Ratio
[3]	Adams Street Partners and its affiliates agreed to exercise on a cashless basis their Guarantee Warrant for 344,828 shares of Rimini Street’s Class A common stock at an exercise price of $1.16 per share immediately prior to consummation of the mergers. This cashless exercise resulted in the issuance of 177,751 shares of RSI’s Class A common stock which converted to 42,556 Company Shares upon consummation of the mergers
[4]	Represents the number of Company Shares held by former GPIA shareholders after the Delaware Domestication but immediately prior to consummation of the mergers on October 10, 2017. Includes 497,018 Company Shares held by Adams Street Partners and its affiliates, and closing date issuances of 3,600,000 Company Shares to GPIC Ltd, a Bermuda company (the “Sponsor”) and 388,437 Company Shares to financial advisors, as discussed in Note 11
[5]	Represents the number of shares of RSI capital stock issued and outstanding as of September 30, 2017